        AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON OCTOBER 17, 1996
                                                 SECURITIES ACT FILE NO. 33-4806
                                        INVESTMENT COMPANY ACT FILE NO. 811-4636

                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549
                                    FORM N-1A

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 /x/


                           PRE-EFFECTIVE AMENDMENT NO.             / /

                         POST-EFFECTIVE AMENDMENT NO. 28          / /
                                       AND

              REGISTRATION UNDER THE INVESTMENT COMPANY ACT OF 1940   / /

                                  AMENDMENT NO.                       / /

                        (Check appropriate box or boxes)

                                 The Galaxy Fund
               (Exact Name of Registrant as Specified in Charter)
                               4400 Computer Drive
                       Westboro, Massachusetts 01581-5108
                    (Address of Principal Executive Officers)
                         Registrant's Telephone Number:
                                 (800) 628-0414

                             W. Bruce McConnel, III
                             DRINKER BIDDLE & REATH
                              1345 Chestnut Street
                        Philadelphia, Pennsylvania 19107
                     (Name and Address of Agent for Service)

                                    Copy to:
                                  Neil Forrest
                                 Vice President
                    First Data Investor Services Group, Inc.
                               4400 Computer Drive
                       Westboro, Massachusetts 01581-5108

It is proposed that this filing will become effective (check appropriate box):

         [x] immediately upon filing pursuant to paragraph (b)
         [ ] on (date) pursuant to paragraph (b)
         [ ] 60 days after filing pursuant to paragraph (a)(1)
         [ ] on (date) pursuant to paragraph (a)(1) [ ] 75 days after filing pursuant to paragraph (a)(2)
         [ ] on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

         [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This filing is being made solely for the purpose of registering shares pursuant to Rule 24e-2 under the Investment Company Act of 1940, as amended.

       CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933(1)

                                                              Proposed             Proposed
                                                              Maximum              Maximum
Title of                                 Amount               Offering             Aggregate             Amount of
Securities Being                         Being                Price                Offering              Registration
Registered                               Registered           Per Unit             Price                 Fee
---------------------------------------------------------------------------------------------------------------------
Shares of Beneficial Interest            173,914,870          NAV                  $479,958,405          $100
---------------------------------------------------------------------------------------------------------------------

(1) Pursuant to Rule 24f-2(b), Registrant assumed the redemption credits of four portfolios of The Shawmut Funds, which were reorganized into, and continued their investment operations in, four corresponding new portfolios of the Registrant. The Registrant's new portfolios had no assets at the time of such reorganization. The Shawmut portfolios had actual aggregate redemptions of $878,429,132 (440,006,824 shares) for the period November 1, 1994 through December 1, 1995; used $398,800,727 (266,421,954 shares) thereof for reductions in the filing fee pursuant to Rule 24f-2(c) under the Investment Company Act of 1940; and previously used no available redemptions for reductions pursuant to Rule 24e-2(a) thereunder during this period. Registrant elects to use redemptions in the aggregate amount of $479,628,405 (173,584,870 shares) for reductions in its current amendment. While no fee is required to register the 173,584,870 shares, Registrant has elected to register for $100, an additional $330,000 (330,000 shares of beneficial interest of Registrant at $1.00 per share).

         Pursuant to Rule 24f-2 under the Investment Company Act of 1940, Registrant has registered an indefinite number of shares under the Securities Act of 1933. Registrant filed a Rule 24f-2 notice for the most recent fiscal year on November 15, 1995, and amended such notice on December 7, 1995. Registrant continues its election to register an indefinite number of shares of beneficial interest pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended. The Shawmut Funds filed a final Rule 24f-2 notice on December 22, 1995 (File Nos. 33-48933; 811-58437) for the period November 1, 1994 through December 1, 1995.
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                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Security Act of 1933 and has duly caused this Post-Effective Amendment No. 28 to its Registration Statement to be signed on its behalf by the undersigned in the City of Philadelphia, Commonwealth of Pennsylvania on this 17th day of October, 1996.

                                 THE GALAXY FUND

                                 Registrant

                                 /s/ John T. O'Neill
                                 ----------------------------
                                 John T. O'Neill
                                 President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 28 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature                                         Title                                       Date
--------------------------------------------------------------------------------------------------------------
/s/ John T. O'Neill                                       Trustee, President                  October 17, 1996
------------------------                          and Treasurer
John T. O'Neill

*/s/ Dwight E. Vicks, Jr.                         Chairman of the Board                       October 17, 1996
------------------------                          of Trustees
Dwight E. Vicks, Jr.

*/s/ Donald B. Miller                             Trustee                                     October 17, 1996
------------------------
Donald B. Miller

*/s/ Louis DeThomasis                             Trustee                                     October 17, 1996
------------------------
Louis DeThomasis

*/s/ Bradford S. Wellman                          Trustee                                     October 17, 1996
------------------------
Bradford S. Wellman

*/s/ James M. Seed                                Trustee                                     October 17, 1996
------------------------
James M. Seed

*By: /s/ John T. O'Neill
   ----------------------
    John T. O'Neill
    Attorney-In-Fact